Other Assets (Schedule of Other Assets) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Other Assets [Abstract]
Accounts receivable and other items	$ 13,309	$ 13,893
Accrued interest	5,580	5,504
Current income tax receivable	4,259	4,814
Defined benefit asset	936	1,254
Reinsurance contract assets	719	702
Prepaid expenses	1,607	1,462
Other assets, total	$ 26,410	$ 27,629